Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Shareholders' Equity
8.
Shareholders’ equity

As of December 31, 2024 and 2023 there were common shares as follows: 500 Class A shares authorized and 96 issued and outstanding and 7,999,500 Class B shares authorized and no shares issued and outstanding, without par value. Each Class A share entitles the holder to one vote on all matters with respect to which shareholders vote and each Class B share does not entitle its holder to any voting rights.

As of December 31, 2024 and 2023, HMI is equally owned by Rhea Marine Ltd. and Maistros Shipinvest Corp. following a share purchase agreement (the “JV Agreement”) that the two entities entered into in January 2022. The JV Agreement provides the right to each shareholder to appoint two members in the Board of Directors of HMI. The purpose of the joint venture is for HMI to grow into new sectors relating to its pool and commercial management services. As a result of the JV Agreement, Maistros Shipinvest Corp. contributed an amount of $2,000,000 in cash to HMI in 2022, which was recorded as an increase in Additional Paid-in Capital. Furthermore, certain pool agreements including, among others, the provision of commercial management services, were entered into between the Company and certain vessel-owning companies related with Maistros Shipinvest Corp. In addition, at the time of entering into the JV agreement, the Company agreed to employ certain employees of affiliated entities of Maistros Shipinvest Corp.. As a result of the JV Agreement, HMI meets the definition of a joint venture in accordance with the provisions of the Accounting Standards Codification (“ASC”) Subtopic 323-10, “Investments—Equity Method and Joint Ventures” (“ASC 323-10”), contributions relating to the pool agreements and the employees of affiliated entities of Maistros Shipinvest Corp. were recognized at Maistros Shipinvest Corp.’s historical cost basis being nil. The significant factors considered and judgments made in determining that the power to direct the activities of HMI that most significantly impact its economic performance are shared, are that all significant business decisions over operating and financial policies of HMI require consent from each of Rhea Marine Ltd. and Maistros Shipinvest Corp.

On August 1, 2023, the board of directors of the Company declared a cash distribution of $260,417 per common share. The total cash distribution of $25,000,000 was paid on August 11, 2023. No dividends were paid in 2022 and 2024.